Convertible Notes: (Tables)	6 Months Ended
Jun. 30, 2012
The remaining notes outstanding as

The remaining notes outstanding as of June 30, 2012 are as follows:

Face Value of Notes
Beginning notes outstanding prior to June 15, 2012	$102,347,000
Less redemption: June 15, 2012 Put Option	16,900,000
Remaining notes outstanding at June 30, 2012	85,447,000
Notes outstanding: short-term (1)	17,955,500
Notes outstanding: long-term	$ 67,491,500